Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash and cash equivalents [abstract]
Cash balances	$ 1.5	₨ 111.1		₨ 69.6
Balances with banks (including deposits with original maturity of up to three months)	4,334.4	316,889.0		184,608.4
Total	$ 4,335.9	₨ 317,000.1	$ 2,526.3	₨ 184,678.0	₨ 215,598.0	₨ 147,167.5